Lease - Supplemental Balance Sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Assets
Operating lease right-of-use assets	¥ 1,108,548	$ 158,520	¥ 1,502,891
Liabilities
Operating lease liabilities, current	230,201	32,918	291,002
Operating lease liabilities, non-current	1,042,719	$ 149,107	1,379,811
Total lease liabilities	¥ 1,272,920		¥ 1,670,813